Recapitalization - Schedule of Common Shares Issued and Outstanding (Details)	12 Months Ended
Dec. 31, 2024 shares
Schedule of Capitalization [Line Items]
Venus public shares after redemption	2,106,245
Venus shares converted from rights	482,500
Weighted average shares outstanding	43,856,706
Sponsor [Member]
Schedule of Capitalization [Line Items]
Venus shares issued	1,375,000
Underwriter [Member]
Schedule of Capitalization [Line Items]
Venus shares issued	75,000
Percent of shares owned	0.17%
Venus [Member]
Schedule of Capitalization [Line Items]
Percent of shares owned	9.04%
Venus [Member] | Business Combination [Member]
Schedule of Capitalization [Line Items]
Venus shares issued	39,603,961
Joyous JD Limited [Member]
Schedule of Capitalization [Line Items]
Venus shares issued	214,000
Percent of shares owned	0.49%
VIYI shareholders [Member]
Schedule of Capitalization [Line Items]
Percent of shares owned	90.30%